Revenue, Other Income and Other Gains and Losses - Summary of Other gains and losses from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net (loss)/gain arising on changes in fair value of contingent consideration (Note 31)	$ (936,354)	$ 3,212,503	$ 4,823,874
Net gain arising on modification of borrowings measured at amortised costs that were not derecognized (Note 18)			199,089
Net realised and unrealised foreign currency gains	356,166	1,081,438	(621,016)
(Loss) on disposal of plant and equipment	1,827	21,010	(173,934)
Other gains and losses from Continuing Operations	$ (582,015)	$ 4,272,931	$ 4,575,881